UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ergates Capital Management, LLC

Address:  1525-B The Greens Way
          Jacksonville Beach, FL 32250

13F File Number: 028-11836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason S. Atkins
Title:    Managing Member
Phone:    (904) 543-7230

Signature, Place and Date of Signing:


/s/ Jason S. Atkins         Jacksonville Beach, Florida     July 8, 2009
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                 [Date]

* As of June 30, 2009, Ergates Capital Management, LLC no longer exercised investment discretion over securities listed on the Securities and Exchange Commission's Official List of Section 13(f) Securities.

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   0

Form 13F Information Table Value Total:  $0
                                         (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name

1.   028-12030                Ergon Capital LP
2.   028-12032                Ergon Capital Offshore Fund, Ltd.
-----------------------       ------------------------------

                                                     FORM 13F INFORMATION TABLE

COLUMN 1             COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                               VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS    CUSIP     (x1000)    PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE  SHARED   NONE
--------------    --------------    -----      -------   -------   --- ----   ----------   -----  ----  ------   ----


SK 23227 0004 1010817